BASIS OF PREPARATION AND PRESENTATION	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PREPARATION AND PRESENTATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2021.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities (including derivative instruments) measured at fair value as explained in Note 3. Accounting policies are consistently applied to all years presented, unless otherwise stated.

The functional and presentation currencies of the Company and all its subsidiaries is the United States Dollar ("US Dollar"), and all values herein are rounded to the nearest million except where otherwise indicated. References to ARS, BRL, C$, and CLP are to Argentine Pesos, Brazilian Reais, Canadian Dollars and Chilean Pesos, respectively.

The consolidated financial statements were authorized for issuance by the Board of Directors on February 17, 2022.

Impact of COVID-19 Pandemic

The Company continues to actively monitor the impact of the COVID-19 pandemic, including the impact on economic activity and financial reporting. Throughout the pandemic the Company has taken a number of measures to safeguard the health of its employees and their local communities while continuing to operate safely and responsibly. During 2021, the Company continued to incur standby charges associated with the underutilization of labour and contractors related to delays caused by COVID-19, as well as other incremental directly attributable costs including those associated with community support, the acquisition of additional personal protective equipment, higher transportation costs, and overtime costs resulting from lower headcount levels on site to accommodate social distancing. These costs are included in "Temporary Suspension, standby and other incremental COVID-19 costs" in the consolidated statement of operations.

As the pandemic continues to progress and evolve, it is difficult to predict the full extent and duration of resulting operational and economic impacts for the Company, which are expected to impact a number of reporting periods. This uncertainty impacts judgements made by the Company, including those relating to determining the recoverable values of the Company’s non-current assets as discussed in Note 4.